Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Split of scheme assets [line items]
Total assets	€ 2,913	€ 2,622	€ 2,556
Investments quoted in active markets [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets	862	828
Investments quoted in active markets [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	1,596	1,413
Investments quoted in active markets [member] | Property [member]
Split of scheme assets [line items]
Total assets	109	120
Investments quoted in active markets [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets	34	26
Investments quoted in active markets [member] | Investment fund [member]
Split of scheme assets [line items]
Total assets	9	95
Investments quoted in active markets [member] | Assets held by insurance company [member]
Split of scheme assets [line items]
Total assets	123
Unquoted investments [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets	2	2
Unquoted investments [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	9	8
Unquoted investments [member] | Property [member]
Split of scheme assets [line items]
Total assets	112	92
Unquoted investments [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets	40	13
Unquoted investments [member] | Assets held by insurance company [member]
Split of scheme assets [line items]
Total assets	€ 17	€ 25